Regulatory Assets and Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Regulatory Assets and Liabilities [Line Items]
Total Current Regulatory Assets		$ 237	$ 168
Total Non Current Regulatory Assets		$ 724	834
Remaining Amounts of Regulatory Assets for which No Return on Investment During Recovery Period is Provided		4 years
Total regulatory assets		$ 961	1,002
Total Current Regulatory Liabilities		$ 64	19
Remaining Recovery Period of Regulatory Liabilities		1 year
Total Non Current Regulatory Liabilities		$ 813	1,056
Total regulatory liabilities		877	1,075
Overcollection of Costs [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Total Current Regulatory Liabilities		46	18
Deferred Income Tax Charge [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Total Non Current Regulatory Liabilities		134	158
Asset Retirement Obligation Costs
Schedule of Regulatory Assets and Liabilities [Line Items]
Total Non Current Regulatory Liabilities		657	868
Other Regulatory Liabilities
Schedule of Regulatory Assets and Liabilities [Line Items]
Total Current Regulatory Liabilities		18	1
Total Non Current Regulatory Liabilities		22	30
El Salvador Tariff Recoveries
Schedule of Regulatory Assets and Liabilities [Line Items]
Total Current Regulatory Assets		78	80
Pension Costs
Schedule of Regulatory Assets and Liabilities [Line Items]
Total Non Current Regulatory Assets	[1]	194	191
Deferred Midwest Independent Service Operator Costs
Schedule of Regulatory Assets and Liabilities [Line Items]
Total Non Current Regulatory Assets		34	48
Environmental Restoration Costs [Member]
Schedule of Regulatory Assets and Liabilities [Line Items]
Total Non Current Regulatory Assets		73	76
Other Regulatory Assets
Schedule of Regulatory Assets and Liabilities [Line Items]
Total Current Regulatory Assets		79	79
Total Non Current Regulatory Assets		115	135
Petersburg Unit Retirement Costs
Schedule of Regulatory Assets and Liabilities [Line Items]
Total Non Current Regulatory Assets		287	300
Deferred Fuel and Purchase Power Costs
Schedule of Regulatory Assets and Liabilities [Line Items]
Total Non Current Regulatory Assets		21	84
Deferred fuel and purchased power costs (Current)
Schedule of Regulatory Assets and Liabilities [Line Items]
Total Current Regulatory Assets		$ 80	$ 9

[1]	Past expenditures on which the Company earns a rate of return.